Accounting policies - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Accounting policies [line items]
Operating lease rentals		€ 628	€ 606	€ 569
Property, plant and equipment		€ 15,761	13,094	12,690
Property, plant and equipment as a % of assets		45.00%
Implementation of new standard [member] | Impact of IFRS 16 Leases [member]
Accounting policies [line items]
Leases expenses	€ 250
Right of use of asset					€ 2,000
Lease liability					€ 2,000
TSR measure [member]
Accounting policies [line items]
Percentage of awards granted		50.00%
TSR measure [member] | Tailored sector peer group [member]
Accounting policies [line items]
Percentage of awards granted		25.00%
TSR measure [member] | FTSE All-World Construction & Materials index [member]
Accounting policies [line items]
Percentage of awards granted		25.00%
Continuing and Discontinued Operations [member]
Accounting policies [line items]
Commitment outstanding on all leases		€ 1,911	2,191	2,171
Continuing Operations [member]
Accounting policies [line items]
Commitment outstanding on all leases			1,939
Plant and machinery [member]
Accounting policies [line items]
Property, plant and equipment		€ 8,196	€ 6,319	€ 6,035
Plant and machinery [member] | Minimum [member]
Accounting policies [line items]
Rate of depreciation		3.3
Plant and machinery [member] | Maximum [member]
Accounting policies [line items]
Rate of depreciation		20
Transport [member] | Average [member]
Accounting policies [line items]
Rate of depreciation		20.00%
Buildings [member]
Accounting policies [line items]
Rate of depreciation		2.50%